INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest income [Abstract]
Interests on loans to joint ventures (Note 5)	$ 157	$ 983	$ 2,573
Bank interests	408	996	1,214
Interest income	$ 565	$ 1,979	$ 3,787